RESTRUCTURING COSTS (Tables)	12 Months Ended
Dec. 31, 2015
RESTRUCTURING COSTS [Abstract]
Schedule of restructuring accruals
$

Payroll and share-based compensation expenses	1,993
Lease facilities and related expenses	1,248
Property and equipment impairment	632
Other	108

Total restructuring costs	3,981

$

Severance and Payroll related	1,022
Property and equipment impairment	159
Write-off of prepaid royalties	219
Other	(348)

Total restructuring costs	1,052

Schedule of accrued restructuring liability
	December 31, 2014	Additional costs	Cash payments	Adjustments	December 31, 2015
2014 Restructuring Plan:
Severance and payroll related	$1,027	$-	$(1,027)	$-	$-
Rent and related expenses	1,155	-	(807)	(348)	-
Other charges	75	-	(75)	-	-

2015 Restructuring Plan:
Severance and Payroll related	-	1,022	(270)	-	752
Restructuring accrual assumed upon acquisition	-	-	-	1,004	1,004

	$2,257	$1,022	$(2,179)	$656	$1,756